Other Non-Operating Income (Loss), Net (Details Narrative) - USD ($)		12 Months Ended
	Jun. 10, 2022	Jun. 30, 2022	Jun. 30, 2021
Gain on disposition of assets		$ 1,069,262
Registration Rights Agreement [Member]
Repayments of debt		$ 1,500,000
SCV Capital LLC [Member]
Total purchase price consideration	$ 1,200,000
Gain on disposition of assets	$ 1,069,262